As filed with the U.S. Securities and Exchange Commission on November 7, 2014
File No. 333-195493
File No. 811-22961

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 1	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 4

(Check appropriate box or boxes.)

Alpha Architect ETF Trust

(Exact Name of Registrant as Specified in Charter)

213 Foxcroft Road, Broomall, Pennsylvania 19008

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (215) 882-9983

Wesley R. Gray, 213 Foxcroft Road, Broomall, Pennsylvania 19008

(Name and Address of Agent for Service)

Approximate date of public offering:

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 1/4  to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Broomall and the State of Pennsylvania, on the 7th day of November, 2014.

ALPHA ARCHITECT ETF TRUST

By:	/s/ Wesley R. Gray
Wesley R. Gray
Trustee and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Wesley R. Gray	Trustee and President	November 7, 2014
Wesley R. Gray

/s/ John Vogel	Treasurer	November 7, 2014
John Vogel

/s/ Daniel Dorn	Trustee	November 7, 2014
Daniel Dorn*

/s/ Michael Pagano	Trustee	November 7, 2014
Michael Pagano*

/s/ Tom Scott	Trustee	November 7, 2014
Tom Scott*

*By:	/s/ Wesley R. Gray Wesley R. Gray Attorney-in-Fact (Pursuant to Power of Attorney incorporated herein by reference)

INDEX TO EXHIBITS
(Alpha Architect ETF Trust N-1A)

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase